Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019	Jul. 31, 2019	Jul. 31, 2018
Imputed interest			$ 94,834		$ 22,009
Consulting fees	$ 112,000	$ 45,000	390,396	$ 100,000	152,172	$ 120,000
Imputed interest			94,833	22,009
CEO Of The Company [Member]
Consulting fees			67,500	0	30,000	30,000
CTO Of The Company [Member]
Consulting fees			22,500	7,500	30,000	0
Due to related parties	10,000	0	10,000	0
VP And Director [Member]
Consulting fees					27,500	0
President Of A Subsidiary Of The Company [Member]
Consulting fees			67,500	0	15,000	0
Due to related parties	67,500	15,000	67,500	15,000	43,833
CEO Of A Subsidiary [Member]
Consulting fees			67,500	0	15,000	0
Due to related parties	$ 56,824	56,824	$ 56,824	56,824
Interest rate	5.00%		5.00%
Accrued interest	$ 16,973	14,825	$ 16,973	14,825
Due to related parties	67,500	15,000	67,500	15,000
Director [Member]
Due to related parties	67,500	0	67,500	0	$ 27,500	$ 0
Interest rate					0.05%	0.05%
Chief Financial Officer [Member]
Consulting fees			7,500	0
Due to related parties	35,000	27,500	35,000	27,500
CEO [Member]
Due to related parties	$ 1,807,813	$ 696,074	1,807,813	696,074	$ 696,074	$ 116,137
Head of Research and Development Of A Subsidiary [Member]
Consulting fees			$ 7,500	$ 7,500